UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21846

CLOUGH GLOBAL OPPORTUNITIES FUND

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Erin Douglas

Clough Global Opportunities Fund

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Item 1 – Schedule of Investments.

Clough Global Opportunities Fund

STATEMENT OF INVESTMENTS

June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 105.21%
Consumer Discretionary 15.14%
Anta Sports Products, Ltd.	369,100	$659,302
Arezzo Industria e Comercio S.A.(a)	115,295	1,614,197
BHG S.A. - Brazil Hospitality Group(a)	111,949	1,441,102
Bosideng International Holdings, Ltd.	8,454,000	2,607,348
CBS Corp. - Class B(b)(c)	228,822	6,519,139
China Resources Enterprise, Ltd.	586,600	2,397,147
Cie Generale des Etablissements Michelin - Class B	70,263	6,871,627
Cooper Tire & Rubber Co.(b)(c)	173,586	3,435,267
Dongfeng Motor Group Co., Ltd. - Class H	896,000	1,692,586
The Gap, Inc.(b)(c)	51,016	923,390
The Goodyear Tire & Rubber Co.(a) (b)(c)	1,619,559	27,160,004
Great Wall Motor Co., Ltd.	758,500	1,247,645
Hanesbrands, Inc.(a) (b)	43,600	1,244,780
Liberty Media Corp. - Capital - Series A(a) (b)(c)	33,546	2,876,570
Liberty Media Corp. - Class A(a) (b)(c)	348,900	5,851,053
Liberty Media Corp. - Starz - Series A(a) (b)(c)	6,036	454,149
Man Wah Holdings, Ltd.	3,753,700	3,912,064
MGM Resorts International(a) (b)(c)(d)	288,600	3,812,406
NIKE, Inc. - Class B(b)(c)	46,600	4,193,068
Prada S.p.A.(a)	371,600	2,242,006
Santos Brasil Participacoes S.A.	159,042	2,856,468
Tenneco, Inc.(a) (b)(c)	136,777	6,027,762
Time Warner, Inc.(b)(c)	325,200	11,827,524
TRW Automotive Holdings Corp.(a) (b)(c)	86,280	5,093,108
Valassis Communications, Inc.(a) (b)(c)	29,600	896,880
Viacom, Inc. - Class B(b)(c)	102,700	5,237,700
Visteon Corp.(a) (b)	47,697	3,262,952
Xinyi Glass Holdings, Ltd.	1,176,000	1,165,164

		117,522,408

Consumer Staples 1.17%
Brazil Pharma S.A.(a)	141,487	1,541,203
Cia de Bebidas das Americas - ADR(b)(c)	109,900	3,706,927

Julio Simoes Logistica S.A.	339,786	2,503,790
Raia S.A.(a)	79,700	1,320,120

		9,072,040

Energy 22.72%
Natural Gas Leveraged E+P 1.67%
El Paso Corp.(b)	183,700	3,710,740
Newfield Exploration Co.(a) (b)(c)	42,800	2,911,256
Petrohawk Energy Corp.(a) (b)(c)	257,200	6,345,124

		12,967,120

Non-North American Producers 1.33%
InterOil Corp.(a) (b)(c)	92,589	5,417,382
Royal Dutch Shell PLC - ADR(b)(c)	69,300	4,929,309

		10,346,691

Oil & Gas & Consumable Fuels 1.49%
Golar LNG, Ltd.(b)(c)	284,483	9,925,612
Suncor Energy, Inc.(b)(c)	41,973	1,641,144

		11,566,756

Oil Leveraged E+P 5.22%
Anadarko Petroleum Corp.(b)(c)	103,964	7,980,277
Brigham Exploration Co.(a) (b)(c)	112,115	3,355,602
Canadian Natural Resources, Ltd.(b)(c)	162,900	6,818,994
Cenovus Energy, Inc.(b)	115,500	4,349,730
Exxon Mobil Corp.(b)(c)	29,200	2,376,296
Hess Corp.(c)	38,900	2,908,164
Marathon Oil Corp.(b)(c)	162,962	8,584,838
Occidental Petroleum Corp.(b)	39,569	4,116,759

		40,490,660

Oil Services & Drillers 12.79%
Baker Hughes, Inc.(b)(c)	274,300	19,903,208
Calfrac Well Services, Ltd.(b)	61,000	2,009,404
Cameron International Corp.(a)	37,428	1,882,254
Complete Production Services, Inc.(a) (b)	88,486	2,951,893
Dresser-Rand Group, Inc.(a) (b)(c)	122,800	6,600,500
Ensco PLC - Sponsored ADR(b)(c)	223,498	11,912,444
Halliburton Co.(b)(c)	180,200	9,190,200
Helmerich & Payne, Inc.(b)(c)	147,700	9,765,924
Nabors Industries, Ltd.(a) (b)(c)	200,600	4,942,784
National Oilwell Varco, Inc.(b)(c)	299,587	23,430,699
Tenaris S.A. - ADR(b)(c)	60,100	2,748,373
Tidewater, Inc.(b)(c)	74,000	3,981,940

		99,319,623

Tankers 0.22%
Golar LNG Partners LP(a) (b)	59,844	1,705,554

TOTAL ENERGY		176,396,404

Financial 25.68%
Capital Markets 5.49%
Ares Capital Corp.(b)(c)	593,669	9,540,261
Golub Capital BDC, Inc.(b)(c)	226,900	3,387,617
Indochina Capital Vietnam Holdings, Ltd.(a)(d)(e)	54,585	200,873
Knight Capital Group, Inc. - Class A(a) (b)(c)	168,417	1,855,955
Medley Capital Corp.(b)(c)	146,188	1,716,247
PennantPark Floating Rate Capital, Ltd.(b)	92,500	1,173,825
PennantPark Investment Corp.(b)	707,590	7,932,084
Solar Capital, Ltd.(b)	559,577	13,815,956
Solar Senior Capital, Ltd.(b)	167,431	3,005,387

		42,628,205

Commercial Banks 1.84%
Agricultural Bank of China, Ltd. - Class H	6,769,000	3,557,733
Banco do Brasil S.A.	66,954	1,193,516
Banco Santander Brasil S.A. - ADR(b)(c)	229,200	2,683,932
Bank of China, Ltd. - Class H	2,328,000	1,133,830
Industrial & Commercial Bank of China - Class H	4,552,000	3,457,126
Lloyds Banking Group PLC(a)	1,633,400	1,284,552
Standard Chartered PLC	38,367	990,027

		14,300,716

Diversified Financials 5.11%
Bank of America Corp.(b)(c)	1,335,521	14,637,310
Citigroup, Inc.(b)(c)	384,014	15,990,343
First Niagara Financial Group, Inc.(b)(c)	175,200	2,312,640
New York Community Bancorp, Inc.(b)(c)	132,535	1,986,699
People’s United Financial, Inc.(b)(c)	174,693	2,347,874
Valley National Bancorp(b)(c)	178,185	2,425,098

		39,699,964

Insurance 1.50%
Aflac, Inc.(b)	37,991	1,773,420
Hartford Financial Services Group, Inc.(b)(c)	220,731	5,820,676
Ping An Insurance Group Co., of China, Ltd. - Class H	216,777	2,238,333
Prudential Financial, Inc.(b)(c)	28,361	1,803,476

		11,635,905

Real Estate Investment Trusts 11.00%
American Capital Agency Corp.(b)	204,727	5,959,603
Annaly Capital Management, Inc.(b)(c)	622,700	11,233,508

Apollo Commercial Real Estate Finance, Inc.(b)	202,400	3,262,688
Ascendas Real Estate Investment Trust	3,597,000	5,974,013
Ascott Residence Trust	1,781,824	1,711,758
CapitaCommercial Trust	5,159,000	6,090,165
Capstead Mortgage Corp.(b)(c)	704,979	9,446,719
Cypress Sharpridge Investments, Inc.(b)(c)	372,200	4,767,882
Dynex Capital, Inc.(b)(c)	405,253	3,922,849
Hatteras Financial Corp.(b)(c)	556,847	15,719,791
Host Hotels & Resorts, Inc.(b)(c)	84,281	1,428,563
Invesco Mortgage Capital, Inc.(b)(c)	384,850	8,131,880
MFA Financial, Inc.(b)(c)	461,352	3,709,270
Starwood Property Trust, Inc.(b)	194,950	3,998,424

		85,357,113

Real Estate Management & Development 0.37%
Aliansce Shopping Centers S.A.	67,600	606,414
BR Malls Participacoes S.A.	96,558	1,087,062
Iguatemi Empresa de Shopping Centers S.A.	23,796	583,827
Sonae Sierra Brasil S.A.	39,800	616,898

		2,894,201

Thrifts & Mortgage Finance 0.37%
MGIC Investment Corp.(a) (b)(c)	370,607	2,205,112
Radian Group, Inc.(b)(c)	156,830	663,391

		2,868,503

TOTAL FINANCIAL		199,384,607

Health Care 2.38%
Abbott Laboratories(b)(c)	50,252	2,644,260
Celltrion, Inc.	32,136	1,330,409
Health Management Associates, Inc. - Class A(a) (b)	114,500	1,234,310
LifePoint Hospitals, Inc.(a) (b)(c)	30,000	1,172,400
Sanofi - ADR(b)	139,800	5,615,766
Shanghai Pharmaceuticals Holding Co. Ltd.(a)(d)	1,249,300	3,363,383
Tenet Healthcare Corp.(a) (b)(c)	165,200	1,030,848
Thermo Fisher Scientific, Inc.(a) (b)(c)	32,000	2,060,480

		18,451,856

Industrials 9.51%
Air China, Ltd.	536,000	555,169
The Boeing Co.(b)	22,976	1,698,615
Daelim Industrial Co., Ltd.	9,980	1,201,171
Delta Air Lines, Inc.(a) (b)(c)	546,081	5,007,563
Goodrich Corp.(b)(c)	31,840	3,040,720

GS Engineering & Construction Corp.	9,593	1,168,070
GZI Transport, Ltd.	3,273,315	1,665,745
ITOCHU Corp.	112,800	1,167,162
Jardine Strategic Holdings, Ltd.	105,255	3,220,803
Jiangsu Expressway Co., Ltd. - Class H	5,713,076	5,278,669
Marubeni Corp.	175,000	1,156,450
Mitsubishi Corp.	46,800	1,162,661
MSCI, Inc. - Class A(a) (b)(c)	33,300	1,254,744
Owens Corning(a) (b)(c)	49,442	1,846,659
Sensata Technologies Holding NV(a) (b)	131,100	4,935,915
TE Connectivity, Ltd.(b)(c)	100,500	3,694,380
TransDigm Group, Inc.(a) (b)(c)	139,147	12,688,815
United Continental Holdings, Inc.(a) (b)(c)	260,168	5,887,602
US Airways Group, Inc.(a) (b)(c)	735,192	6,550,561
Verisk Analytics, Inc. - Class A(a) (b)	111,225	3,850,609
Zhejiang Expressway Co., Ltd. - Class H	9,044,000	6,810,573

		73,842,656

Information Technology 12.52%
Apple, Inc.(a) (b)(c)	65,871	22,110,919
Arrow Electronics, Inc.(a) (b)(c)	193,600	8,034,400
Avnet, Inc.(a) (b)(c)	155,300	4,950,964
Dell, Inc.(a) (b)(c)	129,500	2,158,765
Fidelity National Information Services, Inc.(b)(c)	87,100	2,681,809
Google, Inc. - Class A(a) (b)(c)	16,951	8,583,647
HTC Corp.	19,784	665,356
Ingram Micro, Inc. - Class A(a) (b)(c)	179,300	3,252,502
International Business Machines Corp.(b)(c)	76,800	13,175,040
Microsoft Corp.(b)(c)	878,438	22,839,388
Samsung Electronics Co., Ltd.	1,834	1,418,896
SanDisk Corp.(a) (b)(c)	50,200	2,083,300
Tencent Holdings, Ltd.	64,300	1,745,140
Xerox Corp.(b)(c)	331,794	3,453,975

		97,154,101

Materials 2.42%
Anglo American PLC - Unsponsored ADR(b)	31,180	774,823
Gerdau S.A. - Sponsored ADR(b)(c)	103,111	1,084,728
Owens-Illinois, Inc.(a) (b)(c)	541,827	13,984,555
Silgan Holdings, Inc.(b)(c)	72,200	2,958,034

		18,802,140

Telecommunication Services 2.91%
Chunghwa Telecom Co., Ltd. - ADR(b)	147,418	5,093,292
DiGi.Com Bhd	145,000	1,394,536
Maxis Bhd	3,314,700	6,015,750
Philippine Long Distance Telephone Co.	38,690	2,064,181
StarHub, Ltd.	308,893	701,629
Telekom Malaysia Bhd	1,033,200	1,351,595
Telstra Corp., Ltd.	1,934,691	5,996,886

		22,617,869

Utilities 10.76%
Babcock & Wilcox Co.(a) (b)(c)	33,771	935,794
CenterPoint Energy, Inc.(b)	259,600	5,023,260
CMS Energy Corp.(b)(c)	185,500	3,652,495
Dominion Resources, Inc.(b)	105,000	5,068,350
DTE Energy Co.(b)	100,700	5,037,014
Edison International(b)(c)	90,500	3,506,875
National Grid PLC - Sponsored ADR(b)(c)	585,400	28,936,322
NiSource, Inc.(b)	166,243	3,366,421
Northeast Utilities(b)	195,248	6,866,872
Oneok, Inc.(b)(c)	129,900	9,613,899
Power Assets Holdings, Ltd.	905,500	6,853,766
PPL Corp.(b)(c)	168,065	4,677,249

		83,538,317

TOTAL COMMON STOCKS (Cost $749,706,706)		816,782,398

EXCHANGE TRADED FUNDS 0.83%
iShares iBoxx $ High Yield Corporate Bond Fund(b)	70,841	6,468,491

TOTAL EXCHANGE TRADED FUNDS (Cost $5,033,273)		6,468,491

PREFERRED STOCKS 0.48%
The Goodyear Tire & Rubber Co., 5.875%(b)	67,800	3,771,036

TOTAL PREFERRED STOCKS (Cost $3,394,237)		3,771,036

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS 11.68%
American Axle & Manufacturing, Inc.
03/01/2017, 7.875% (b)(c)	$3,145,000	3,160,725

Anheuser-Busch InBev Worldwide, Inc.
11/17/2015, 9.750% (b)	6,710,000	4,568,209
ArvinMeritor, Inc.
03/15/2018, 10.625% (b)	1,805,000	2,035,137
BE Aerospace, Inc.
07/01/2018, 8.500% (b)	2,100,000	2,296,875
Bombardier, Inc.
05/01/2034, 7.450% (b)(d)	2,170,000	2,256,800
CITIC Resources Holdings, Ltd.
05/15/2014, 6.750% (b)(f)	1,900,000	1,966,500
Citigroup, Inc.
03/05/2038, 6.875% (b)	2,475,000	2,739,083
Constellation Brands, Inc.
09/01/2016, 7.250% (b)	3,050,000	3,347,375
Crown Americas LLC / Crown Americas Capital Corp. III
02/01/2021, 6.250% (b)(c)(d)	2,435,000	2,471,525
Dana Holding Corp.
02/15/2021, 6.750% (b)	2,165,000	2,146,056
Felcor Lodging LP
06/01/2019, 6.750% (b)(d)	2,460,000	2,373,900
Ford Motor Credit Co. LLC
02/01/2021, 5.750% (b)	3,650,000	3,652,245
Forest Oil Corp.
06/15/2019, 7.250% (b)	2,400,000	2,460,000
General Cable Corp.
04/01/2017, 7.125% (b)(c)	2,900,000	2,979,750
Gol Finance
07/20/2020, 9.250% (b)(d)	2,310,000	2,460,150
The Goldman Sachs Group, Inc.
02/01/2041, 6.250% (b)	2,480,000	2,508,706
Graphic Packaging International, Inc.
10/01/2018, 7.875% (b)	1,300,000	1,384,500
Hanesbrands, Inc.
12/15/2020, 6.375% (b)	3,650,000	3,558,750
Hidili Industry International Development, Ltd.
11/04/2015, 8.625% (b)(d)	2,475,000	2,444,063
Itau Unibanco Holding S.A.
11/23/2015, 10.500% (b)(d)	6,120,000	4,186,140
Lear Corp.
03/15/2018, 7.875% (b)	2,450,000	2,646,000
Levi Strauss & Co.
05/15/2020, 7.625% (b)(c)	2,435,000	2,447,175
Manufacturers & Traders Trust Co.
12/01/2021, 5.629% (b)(g)	1,640,000	1,623,835
MIE Holdings Corp.
05/12/2016, 9.750% (d)	1,825,000	1,806,750
Morgan Stanley
01/25/2021, 5.750% (b)	1,860,000	1,884,200
Newfield Exploration Co.
05/15/2018, 7.125% (b)	1,900,000	2,023,500
Petrohawk Energy Corp.
06/01/2015, 7.875% (b)	2,370,000	2,494,425
06/01/2019, 6.250% (b)(d)	1,825,000	1,786,219
Pioneer Natural Resources Co.
03/15/2017, 6.650% (b)	2,200,000	2,405,933
Range Resources Corp.
05/15/2019, 8.000% (b)	2,490,000	2,714,100

Rearden G Holdings EINS GmbH
03/30/2020, 7.875% (b)(d)	1,875,000	2,053,125
Silgan Holdings, Inc.
08/15/2016, 7.250% (b)	2,225,000	2,358,500
TAM Capital 2, Inc.
01/29/2020, 9.500% (b)(f)	2,205,000	2,403,450
TAM Capital 3, Inc.
06/03/2021, 8.375% (d)	910,000	925,925
Tenneco, Inc.
08/15/2018, 7.750% (b)(d)	1,250,000	1,315,625
Terex Corp.
11/15/2017, 8.000%	1,215,000	1,251,450
Visteon Corp.
04/15/2019, 6.750% (b)(d)	3,650,000	3,540,500

TOTAL CORPORATE BONDS (Cost $86,142,121)		90,677,201

ASSET/MORTGAGE BACKED SECURITIES 0.09%
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA, 03/20/2037, 21.446%(b)(g)	460,070	551,840
Series 2007-37, Class SB, 03/20/2037, 21.446%(b)(g)	109,293	127,904

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $531,985)		679,744

FOREIGN GOVERNMENT BONDS 2.22%
Brazilian Government International Bonds
01/05/2016, 12.500% (b)(c)	21,750,000	16,479,912
01/10/2028, 10.250% (b)	1,099,000	771,092

TOTAL FOREIGN GOVERNMENT BONDS (Cost $14,704,942)		17,251,004

GOVERNMENT & AGENCY OBLIGATIONS 15.50%
U.S. Treasury Bonds
11/15/2017, 4.250% (b)	14,000,000	15,683,290
05/15/2040, 4.375% (b)	11,850,000	11,844,502
U.S. Treasury Notes
04/30/2016, 2.625% (b)	33,000,000	34,466,949
08/15/2018, 4.000% (b)	53,000,000	58,374,518

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $115,745,707)		120,369,259

	Number of Contracts	Value
CALL OPTIONS PURCHASED 0.20%
AMR Corp., Expires January, 2012, Exercise Price $10.00	2,000	18,000
Microsoft Corp., Expires January, 2012, Exercise Price $27.50	13,500	1,296,000

Microsoft Corp., Expires January, 2013, Exercise Price $30.00	1,792	229,376

TOTAL CALL OPTIONS PURCHASED (Cost $5,178,401)		1,543,376

	Shares	Value
SHORT-TERM INVESTMENTS 10.88%

Dreyfus Treasury Prime Money Market Fund (0.000% 7-day yield)(h)	84,438,366	84,438,366

TOTAL SHORT-TERM INVESTMENTS (Cost $84,438,366)		84,438,366

Total Investments - 147.09% (Cost $1,064,875,738)		1,141,980,875

Liabilities in Excess of Other Assets - (47.09%)		(365,614,471)

NET ASSETS - 100.00%		$776,366,404

SCHEDULE OF SECURITIES SOLD SHORT (a)	Shares	Value
COMMON STOCKS
Aetna, Inc.	(22,600)	$(996,434)
Apollo Group, Inc. - Class A	(20,106)	(878,230)
Berkshire Hathaway, Inc. - Class B	(49,800)	(3,854,022)
Caterpillar, Inc.	(41,600)	(4,428,736)
Cie Generale d’Optique Essilor International S.A.	(24,700)	(2,003,351)
Cliffs Natural Resources, Inc.	(35,988)	(3,327,091)
Joy Global, Inc.	(32,719)	(3,116,157)
Kohl’s Corp.	(20,900)	(1,045,209)
Sunoco, Inc.	(106,707)	(4,450,749)
Tesoro Corp.	(168,660)	(3,864,001)
Toll Brothers, Inc.	(11,401)	(236,457)
United States Steel Corp.	(25,200)	(1,160,208)
Valero Energy Corp.	(101,232)	(2,588,502)
Western Refining, Inc.	(109,148)	(1,972,304)

		(33,921,451)

EXCHANGE TRADED FUNDS
iShares Dow Jones U.S. Real
Estate Index Fund	(21,424)	(1,291,867)
iShares MSCI Australia Index
Fund	(102,105)	(2,659,835)
iShares Silver Trust	(11,064)	(374,516)
United States Oil Fund LP	(495,971)	(18,479,880)
Vanguard REIT ETF	(444,597)	(26,720,280)

		(49,526,378)

TOTAL SECURITIES SOLD SHORT (Proceeds $79,030,006)		$(83,447,829)

(a)	Non-income producing security.
(b)	Pledged security;a portion or all of the security is pledged as collateral for securities sold short or borrowings as of June 30, 2011. (See Note 1 and Note 6)
(c)	Loaned security; a portion or all of the security is on loan at June 30, 2011.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2011, these securities had a total value of $34,997,384 or 4.51% of net assets.

(e)

Fair valued security; valued by management in accordance with procedures approved by the Fund’s Board of Trustees. As of June 30, 2011, these securities had a total value of $200,873 or 0.03% of total net assets.

(f)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of June 30, 2011, the aggregate market value of those securities was $4,369,950, representing 0.56% of net assets.

(g)	Floating or variable rate security - rate disclosed as of June 30, 2011.
(h)	Less than 0.0005%.

Abbreviations:

ADR - American Depositary Receipt

Bhd - Berhad (in Malaysia, a form of a public company)

ETF - Exchange Traded Fund

GmbH - a form of a limited liability corporation common in German-speaking countries

LLC - Limited Liability Corporation

LP - Limited Partnership

Ltd. - Limited

MSCI - Morgan Stanley Capital International

NV - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Liability

REIT - Real Estate Investment Trust

S.A. - Generally designates corporations in various countries, mostly those employing the civil law

S.p.A. - Società Per Azioni is an Italian shared company.

For Fund compliance purposes, the Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Quarterly Statement of Investments.

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of June 30, 2011
Gross appreciation (excess of value over tax cost)	$103,024,005
Gross depreciation (excess of tax cost over value)	(31,981,242)
Net unrealized appreciation	$71,042,763

Cost of investments for income tax purposes	$1,070,938,112

CLOUGH GLOBAL OPPORTUNITIES FUND

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

JUNE 30, 2011 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Opportunities Fund (the “Fund”) is a closed-end management investment company that was organized under the laws of the state of Delaware by an Amended Agreement and Declaration of Trust dated January 16, 2006. The Fund is a non-diversified series with an investment objective to provide a high level of total return. Each Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The net asset value per share of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund.

Investment Valuation: Securities held by the Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Fund prices its portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined by the board-appointed fair valuation committee. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services or dealers at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices.

If the price of a security is unavailable in accordance with the aforementioned pricing procedures, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined by management pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that a Fund could actually receive on a sale of the security. As of June 30, 2011, securities which have been fair valued represented 0.03% of net assets of the Fund.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments

Level 2 – Significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value. The Fund recognizes transfers between the levels as of the beginning of the annual period in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011:

Clough Global Opportunities Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$117,522,408	$–	$–	$117,522,408
Consumer Staples	9,072,040	–	–	9,072,040
Energy	176,396,404	–	–	176,396,404
Financials	199,183,734	–	200,873	199,384,607
Health Care	18,451,856	–	–	18,451,856
Industrials	73,842,656	–	–	73,842,656
Information Technology	97,154,101	–	–	97,154,101
Materials	18,802,140	–	–	18,802,140
Telecommunication Services	22,617,869	–	–	22,617,869
Utilities	83,538,317	–	–	83,538,317
Exchange Traded Funds	6,468,491	–	–	6,468,491
Preferred Stocks	3,771,036	–	–	3,771,036
Corporate Bonds	–	90,677,201	–	90,677,201
Asset/Mortgage Backed Securities	–	679,744	–	679,744
Foreign Government Bonds	–	17,251,004	–	17,251,004
Government & Agency Obligations	120,369,259	–	–	120,369,259
Call Options Purchased	1,543,376	–	–	1,543,376
Short-Term Investments	84,438,366	–	–	84,438,366
TOTAL	$1,033,172,053	$108,607,949	$200,873	$1,141,980,875

Other Financial Instruments*
Liabilities
Securities Sold Short	$(83,447,829)	$–	$–	$(83,447,829)
TOTAL	$(83,447,829)	$–	$–	$(83,447,829)

*For detailed Industry descriptions, see the accompanying Statement of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Clough Global Opportunities Fund

Investments in Securities	Balance as of March 31, 2011	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfers in and/or (out) of Level 3	Balance as of June 30, 2011	Net Change in unrealized appreciation/ (depreciation) included in the statement of operations attributable to level 3 investments still held at June 30, 2011
Common Stocks	$200,869	$—	$4	$—	$—	$200,873	$4
TOTAL	$200,869	$—	$4	$—	$—	$200,873	$4

Foreign Securities: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is reported with all other foreign currency realized and unrealized gains and losses in the Fund’s Statement of Operations.

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing forward foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Fund’s Statement of Assets and Liabilities as a receivable or a payable and in the Fund’s Statement of Operations with the change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies. There were no outstanding foreign currency contracts for the Fund as of June 30, 2011.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

Options: The Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. The Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund did not hold written options during the three-month period ended June 30, 2011.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL OPPORTUNITIES FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	August 25, 2011

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	August 25, 2011